Summary of Significant accounting policies - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Amortization period	23 years
Order backlog
Indefinite-lived Intangible Assets [Line Items]
Amortization period	3 years
Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Amortization period	3 years
Patient database
Indefinite-lived Intangible Assets [Line Items]
Amortization period	7 years
Technology assets
Indefinite-lived Intangible Assets [Line Items]
Amortization period	5 years